Financial instruments - Interest Rate Risk (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (as a percent)	1.00%
Bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 2.4